Schedule of reconciliation of deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	$ 0	$ 0
Recognized in income	3,840	0
Recognized in goodwill	(24,236)
Recognized in Equity/OCI		0
Ending balance	(20,396)	0
Deductible temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	0
Recognized in income	119
Recognized in goodwill	(220)
Ending balance	101	0
Taxable temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(117)	0
Recognized in income	0	(117)
Recognized in goodwill	0
Recognized in Equity/OCI		0
Ending balance	(117)	(117)
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(458)	0
Recognized in income	81	(458)
Recognized in goodwill	(292)
Recognized in Equity/OCI		0
Ending balance	(669)	(458)
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(1,432)	0
Recognized in income	1,560	(1,432)
Recognized in goodwill	(559)
Recognized in Equity/OCI		0
Ending balance	(431)	(1,432)
Loss carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	2,007	0
Recognized in income	1,886	2,007
Recognized in goodwill	7,303
Recognized in Equity/OCI		0
Ending balance	11,196	2,007
Share issue costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	0
Recognized in income	(89)
Recognized in goodwill	1,724
Ending balance	1,635	0
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	0
Recognized in income	284
Recognized in goodwill	(32,193)
Ending balance	(31,909)	0
Revaluation of financial instruments - Equity
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	0	(813)
Recognized in income		0
Recognized in Equity/OCI		813
Ending balance		0
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	$ 0	813
Recognized in income		0
Recognized in Equity/OCI		(813)
Ending balance		$ 0